Share-based compensation	3 Months Ended
Sep. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based compensation

13. Share-based compensation

Equity Incentive Plans

In November 2018, Company established the Renalytix plc Share Option Plan (the “Plan”) and a U.S. Sub-Plan and Non-Employee Sub-Plan. The Plans provide for the Company to grant options, restricted share awards and other share-based awards to employees, directors and consultants of the Company. As of September 30, 2022, there were 11,197,527 shares available for future issuance under the Plans.

The Plans are administered by the board of directors. The exercise prices, vesting and other restrictions are determined at their discretion, except that all options granted have exercise prices equal to the fair value of the underlying ordinary shares on the date of the grant and the term of stock option may not be greater than ten years from the grant date.

The options granted as of September 30, 2022 consist of 2,984,801 options which vest equally over twelve quarters following the grant date, 994,600 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary and 500,000 which vest 1/12th immediately and the remainder equally over the remaining eleven quarters and 40,000 which vest in eight equal quarterly instalments commencing on the Vesting Commencement date. If options remain unexercised after the date one day before the tenth anniversary of grant, the options expire. On termination of employment, any options that remain unexercised are either forfeited immediately or after a delayed expiration period, depending on the circumstances of termination. Upon the exercise of awards, new ordinary shares are issued by the Company.

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three months ended September 30, 2022 and 2022 (in thousands):

	Three Months Ended September 30,
	2022	2021
Research and development	$67	$179
General and administrative	696	795
	$763	$974

The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying ordinary shares at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options during the three months ended September 30, 2022 and 2021 were determined using the methods and assumptions discussed below.

o
The expected term of employee options is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data.
o
The expected volatility is based on historical volatility of the publicly-traded common stock of a peer group of companies.
o
The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.
o
The expected dividend yield is none because the Company has not historically paid and does not expect for the foreseeable future to pay a dividend on its ordinary shares.

For the three months ended September 30, 2022 and 2021, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Three Months Ended September 30,
	2022	2021
Expected term (in years)	6.1	6.11
Expected volatility	66.9%	66.9%
Risk-free rate	3.2%	1.02%
Dividend yield	—%	—%

There were no options granted during the three months ended September 30, 2022. The weighted average fair value of the options granted during the three months ended September 30, 2021 was $0.71 per share.

The following table summarizes the stock option granted to employees and non-employees for the three months ended September 30, 2022:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2022	4,554,901	$5.34	8.1
Granted	80,000	$1.71	6.1
Exercised	—	—
Forfeited	(115,500)	$12.76	8.9
Outstanding at September 30, 2022	4,519,401	$5.09	8.1
Exercisable at September 30, 2022	3,549,894	$4.06	6.8
Vested and expected to vest at September 30, 2022	4,519,401	$5.09	8.1

As of September 30, 2022, there was $3.8 million in unrecognized compensation cost related to unvested options that will be recognized as expense over a weighted average period of 2.18 years. The aggregate intrinsic value of options outstanding and options exercisable at September 30, 2022 and 2021 was $0.0 million and $17.4 million, respectively.

Employee Share Purchase Plan

The Company’s 2020 Employee Share Purchase Plan (the “ESPP”) became effective on August 17, 2020. The ESPP authorizes the issuance of up to 850,000 shares of the Company’s common stock. The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the ESPP shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to the lesser of one percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, and 2,000,000 ordinary shares, subject to the discretion of the board of directors or remuneration committee to determine a lesser number of shares shall be added for such year.

Under the ESPP, eligible employees can purchase the Company’s common stock through accumulated payroll deductions at such times as are established by the board of directors or remuneration committee. Eligible employees may purchase the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock on the first day of the offering period or on the purchase date. Eligible employees may contribute up to 15% of their eligible compensation. Under the ESPP, a participant may not purchase more than $25,000 worth of the Company’s common stock for each calendar year in which such rights are outstanding. During the three months ended September 30, 2022, 131,412 shares were purchased under the ESPP.

In accordance with the guidance in ASC 718-50 – Compensation – Stock Compensation, the ability to purchase shares of the Company’s common stock at 85% of the lower of the price on the first day of the offering period or the last day of the offering period (i.e. the purchase date) represents an option and, therefore, the ESPP is a compensatory plan under this guidance. Accordingly, share-based compensation expense is determined based on the option’s grant-date fair value as estimated by applying the Black Scholes option-pricing model and is recognized over the withholding period. The Company recognized share-based compensation expense of $0.02 million three months ended September 30, 2022, and $0.02 million during the three months ended September 30, 2021, related to the ESPP.